Schedule of long-term investment (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2025	$ 13,159,074
Share gain (loss) from equity investments
Loss due to valuation
Impairment	(5,305,764)
Foreign currency translation adjustments	372,327
Balance as of March 31, 2026	8,225,637	$ 13,159,074
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2025
Share gain (loss) from equity investments
Loss due to valuation		(3,471,165)	¥ (24,916,714)
Impairment
Foreign currency translation adjustments
Balance as of March 31, 2026
Changsha Tangshi Yipai Medical Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2025	13,159,074
Share gain (loss) from equity investments
Loss due to valuation
Impairment	(5,305,764)
Foreign currency translation adjustments	372,327
Balance as of March 31, 2026	8,225,637	13,159,074
Yaping Zhou [Member]
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2025
Share gain (loss) from equity investments
Loss due to valuation
Impairment
Foreign currency translation adjustments
Balance as of March 31, 2026